12. LONG-TERM PAYABLES - Long-term payables from the mortgage financing arrangement (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long-Term Payables - Long-Term Payables From Mortgage Financing Arrangement Details
Total amounts due under mortgage financing arrangement	$ 2,498	$ 0
Less: Unrealized interest expense	(160)	0
Net amounts due under mortgage financing arrangement	2,338	0
Amounts due under mortgage financing arrangement, current	(1,436)	0
Amounts due under mortgage financing arrangement, non-current	$ 902	$ 0